Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Provisions
Balance at the beginning	$ 442	$ 486
Additional provisions recognized		(44)
Additional provisions recognized (reversed)	(242)
Balance at the end	200	442
Warranty provision
Provisions
Balance at the beginning	241	157
Additional provisions recognized		84
Additional provisions recognized (reversed)	(168)
Balance at the end	73	241
Sales returns & allowances provision
Provisions
Balance at the beginning	175	69
Additional provisions recognized		106
Additional provisions recognized (reversed)	(48)
Balance at the end	127	175
Stock rotation provision
Provisions
Balance at the beginning	26	260
Additional provisions recognized		(234)
Additional provisions recognized (reversed)	$ (26)
Balance at the end		$ 26